DEFERRED FINANCING COSTS	12 Months Ended
Dec. 31, 2025
Deferred Financing Costs
DEFERRED FINANCING COSTS

8. DEFERRED FINANCING COSTS

The Company complies with the requirement of the ASC 340-10-S99-1 and SEC Staff Accounting Bulletin (“SAB”) Topic 5A — “Expenses of Offering”. Deferred offering costs consist of underwriting, legal and other expenses incurred through the balance sheet date that are directly related to an offering exercise. Deferred offering costs will be charged to shareholders’ equity upon the completion of the offering. Should the offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations. As of December 31, 2024 and 2025, the Company capitalized SGD356 thousand and SGDNil of deferred offering costs.